Offerings	Sep. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock reserved for issuance under the 2025 Plan
Amount Registered | shares	24,500,000
Proposed Maximum Offering Price per Unit	26.00
Maximum Aggregate Offering Price	$ 637,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 97,524.70
Offering Note	Note 1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") also covers an indeterminate number of additional Class A common stock, par value $0.001 per share ("Class A common stock"), of Gemini Space Station, Inc. (the "Registrant") that may be offered and issued under the Registrant's 2025 Omnibus Incentive Plan (the "2025 Plan") and the Registrant's 2025 Employee Stock Purchase Plan (the "ESPP") to prevent dilution resulting from stock splits, stock distributions, recapitalization or other similar transactions Note 1b. Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act. The fee is based on a price of $26.00 per share of Class A common stock, which is the high-point of the estimated price range per share of Class A common stock for the registrant's initial public offering of Class A common stock pursuant to the Registrant's Registration Statement on Form S-1 (File No. 333-289665)
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock reserved for issuance under the ESPP
Amount Registered | shares	7,200,000
Proposed Maximum Offering Price per Unit	26.00
Maximum Aggregate Offering Price	$ 187,200,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 28,660.32
Offering Note	See Note 1a. and 1b.